Schedule of investments
Delaware VIP® Trust  —  Delaware VIP REIT Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.79%
Healthcare — 0.14%
Brookdale Senior Living †	196,130	$498,170
		498,170
Information Technology — 1.18%
Switch Class A	271,023	4,230,669
		4,230,669
REIT Diversified — 2.35%
Alpine Income Property Trust	20,172	313,674
Colony Capital	1,150,516	3,140,909
Lexington Realty Trust	476,142	4,975,684
		8,430,267
REIT Healthcare — 12.36%
CareTrust REIT	118,057	2,100,824
Healthcare Trust of America Class A	249,932	6,498,232
Healthpeak Properties	260,030	7,059,815
Medical Properties Trust	392,756	6,924,288
Sabra Health Care REIT	279,092	3,847,283
Ventas	163,052	6,841,662
Welltower	202,022	11,129,392
		44,401,496
REIT Hotel — 4.12%
Gaming and Leisure Properties	134,181	4,955,311
Host Hotels & Resorts	127,164	1,372,100
VICI Properties	361,995	8,459,823
		14,787,234
REIT Industrial — 11.62%
Americold Realty Trust	113,308	4,050,761
Duke Realty	35,000	1,291,500
Prologis	361,888	36,413,171
		41,755,432
REIT Information Technology — 15.65%
American Tower	13,156	3,180,200
Digital Realty Trust	94,213	13,826,700
Equinix	38,634	29,366,862
QTS Realty Trust Class A	91,358	5,757,381
SBA Communications	12,833	4,087,054
		56,218,197
REIT Mall — 3.11%
Simon Property Group	172,729	11,172,112
		11,172,112
	Number of shares	Value (US $)
Common Stock (continued)
REIT Manufactured Housing — 4.93%
Equity LifeStyle Properties	129,641	$7,946,993
Sun Communities	69,518	9,774,926
		17,721,919
REIT Multifamily — 12.37%
American Homes 4 Rent Class A	221,357	6,304,248
Apartment Investment and Management Class A	14,656	494,200
AvalonBay Communities	44,737	6,681,024
Camden Property Trust	93,787	8,345,167
Equity Residential	73,547	3,775,168
Essex Property Trust	42,649	8,563,493
Mid-America Apartment Communities	16,055	1,861,577
UDR	257,730	8,404,575
		44,429,452
REIT Office — 9.11%
Alexandria Real Estate Equities	65,446	10,471,360
Boston Properties	107,309	8,616,913
Cousins Properties	134,482	3,844,840
Highwoods Properties	132,429	4,445,641
Kilroy Realty	103,083	5,356,193
		32,734,947
REIT Self-Storage — 7.13%
Extra Space Storage	85,513	9,149,036
Life Storage	54,196	5,705,213
Public Storage	48,309	10,759,380
		25,613,629
REIT Shopping Center — 3.39%
Brixmor Property Group	348,457	4,073,463
Kimco Realty	333,889	3,759,590
Regency Centers	76,215	2,897,694
Weingarten Realty Investors	85,823	1,455,558
		12,186,305
REIT Single Tenant — 7.78%
Agree Realty	40,045	2,548,464
Four Corners Property Trust	151,567	3,878,600
National Retail Properties	100,441	3,466,219
Realty Income	182,083	11,061,542
Spirit Realty Capital	78,823	2,660,276
STORE Capital	158,244	4,340,633
		27,955,734

NQ-880 [9/20] 11/20 (1400821)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP REIT Series
	Number of shares	Value (US $)
Common Stock (continued)
REIT Specialty — 3.55%
Invitation Homes	370,861	$10,380,400
Outfront Media	46,337	674,203
WP Carey	26,082	1,699,503
		12,754,106
Total Common Stock (cost $355,250,989)		354,889,669

Short-Term Investments — 0.96%
Money Market Mutual Funds — 0.96%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	865,132	865,132
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	865,131	865,131
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	865,131	865,131
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	865,131	865,131
Total Short-Term Investments (cost $3,460,525)		3,460,525

Total Value of Securities—99.75% (cost $358,711,514)		358,350,194
Value (US $)

Receivables and Other Assets Net of Liabilities—0.25%	$909,345
Net Assets Applicable to 32,620,906 Shares Outstanding—100.00%	$359,259,539
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust

2    NQ-880 [9/20] 11/20 (1400821)